UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 1101 14th Street, NW, Suite 1010
         Washington, DC  20005

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     Chairman & President
Phone:     202-289-7443

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Washington, DC     October 15, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $128,554 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2352    31600 SH       SOLE                    14600        0    17000
ADVANCED MEDICAL OPTICS INC    COM              00763M108     3127    79058 SH       SOLE                    55142        0    23916
ALTERA CORP                    COM              021441100     3022   164430 SH       SOLE                   114829        0    49601
AMGEN INC                      COM              031162100     4620    64591 SH       SOLE                    39542        0    25049
ARCHER DANIELS MIDLAND CO      COM              039483102     3664    96732 SH       SOLE                    65744        0    30988
AT&T INC                       COM              00206R102     4831   148374 SH       SOLE                   106429        0    41945
BARCLAYS PLC                   ADR              06738E204     1652    32535 SH       SOLE                    29815        0     2720
BHP BILLITON LTD               SPONSORED ADR    088606108     3133    82698 SH       SOLE                    57363        0    25335
BJS WHOLESALE CLUB INC         COM              05548J106     2495    85500 SH       SOLE                    40000        0    45500
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     5159   115731 SH       SOLE                    73510        0    42221
CHUBB CORP                     COM              171232101     5117    98477 SH       SOLE                    66539        0    31938
CONSTELLATION BRANDS INC       CL A             21036P108     3391   117814 SH       SOLE                   112532        0     5282
E M C CORP MASS                COM              268648102     3963   330818 SH       SOLE                   220668        0   110150
GARMIN LTD                     ORD              G37260109     5239   107402 SH       SOLE                    73026        0    34376
INTERNATIONAL BUSINESS MACHS   COM              459200101     4175    50948 SH       SOLE                    34065        0    16883
INTUIT                         COM              461202103     5913   184269 SH       SOLE                   117710        0    66559
ISHARES TR                     S&P/TOPIX 150    464287382     1492    12517 SH       SOLE                    11290        0     1227
ISHARES TR                     FTSE XNHUA IDX   464287184     1636    20113 SH       SOLE                    18137        0     1976
ISHARES TR                     MSCI EMERG MKT   464287234     1515    15653 SH       SOLE                    14529        0     1124
JACOBS ENGR GROUP INC DEL      COM              469814107     3893    52100 SH       SOLE                    37094        0    15006
JOHNSON & JOHNSON              COM              478160104     4980    76689 SH       SOLE                    51071        0    25618
LEHMAN BROS HLDGS INC          COM              524908100     5711    77320 SH       SOLE                    46236        0    31084
M & T BK CORP                  COM              55261F104     2639    22000 SH       SOLE                     9600        0    12400
MEADWESTVACO CORP              COM              583334107     1975    74500 SH       SOLE                    34500        0    40000
MERRILL LYNCH & CO INC         COM              590188108     5626    71930 SH       SOLE                    45723        0    26207
NABORS INDUSTRIES LTD          SHS              G6359F103     4493   151024 SH       SOLE                    91665        0    59359
NOBLE CORPORATION              SHS              G65422100     4410    68714 SH       SOLE                    42903        0    25811
PENTAIR INC                    COM              709631105     2515    96025 SH       SOLE                    66671        0    29354
POLYMEDICA CORP                COM              731738100     3767    88003 SH       SOLE                    58368        0    29635
QUALCOMM INC                   COM              747525103     4214   115939 SH       SOLE                    71165        0    44774
SANOFI AVENTIS                 SPONSORED ADR    80105N105     3715    83548 SH       SOLE                    57141        0    26407
STRYKER CORP                   COM              863667101     4738    95539 SH       SOLE                    60138        0    35401
TARGET CORP                    COM              87612E106     4714    85324 SH       SOLE                    56418        0    28906
WASHINGTON MUT INC             COM              939322103     1810    41634 SH       SOLE                    38384        0     3250
WELLS FARGO & CO NEW           COM              949746101     2858    79000 SH       SOLE                    37800        0    41200